DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended			6 Months Ended
	Feb. 26, 2013	May 21, 2013	Feb. 21, 2013	Feb. 28, 2013	Jun. 30, 2013	Dec. 31, 2012
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Entity Date Of Incorporation					Mar. 14, 2008
Initial Offering Completion Date					Jul. 1, 2008
Vessel Acquisition Consumation Date					May 28, 2010
Navios Holdings Voting Power of Navios Acquisition					48.20%
Navios Holdings Economic Interest of Navios Acquistion					51.60%
Shares Issued Under Offering		32,876,712		35,246,791
Offering Price per Share		$ 3.65		$ 2.85
Gross Proceeds from Issuance of Stock		$ 120,000		$ 100,453
Shares Issued Under Direct Offering	9,825,000	16,438,356	7,719,300
Gross proceeds from Direct Offering Issuance	28,001	60,000	22,000
Shares Issued Under Private Placement	17,702,491	16,438,356
Gross proceeds from Private Placement Issuance	50,452	60,000
Net proceeds from Issuance of Stock		115,432		95,970
Stock Issuance Agents' Costs		4,199		4,018
Stock Issuance Offering Costs		$ 369		$ 465
Common Stock - Shares Outstanding					108,640,916	40,517,413
Preferred Stock - Shares Outstanding					4,540	4,540
Series D Convertible Stock - Shares Outstanding					1,200	600
Warrants Expiration Date					Jun. 25, 2013
Series D Convertible Preferred Stock Convertion Scheme at Stockholder's Option					prior to the scheduled maturity date at a price of $7.00 per share of common stock
Warrants Suspention Date					Jun. 19, 2013